COMMITMENTS AND CONTIGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases its operating facilities under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in June 2019. In addition, the Company leases computers and motor vehicles under non-cancelable operating leases. Future minimum commitments under these leases as of December 31, 2014, are as follows:

Operating
Year ended December 31,	Leases

2015	$1,414
2016	1,139
2017	1,042
2018	543
2019 and after	177

$4,315

b.	Rent expenses under facilities operating leases for the years ended December 31, 2014, 2013 and 2012 were (net of sublease income in the amount of $0, $0 and $30, respectively) $1,146, $850 and $663, respectively.